UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00121
Name of Registrant: Vanguard Wellington Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 29, 2016
Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 29, 2016

		Market
		Value
	Shares	($000)
Common Stocks (64.7%)
Consumer Discretionary (4.5%)
Comcast Corp. Class A	26,701,186	1,541,459
Ford Motor Co.	52,143,870	652,320
Twenty-First Century Fox Inc. Class A	23,500,361	634,980
Hilton Worldwide Holdings Inc.	20,603,924	428,150
Lowe's Cos. Inc.	6,188,670	417,921
Bayerische Motoren Werke AG	1,593,115	129,422
		3,804,252
Consumer Staples (6.5%)
CVS Health Corp.	11,218,150	1,090,067
Coca-Cola Co.	16,094,430	694,153
Philip Morris International Inc.	6,505,240	592,172
Colgate-Palmolive Co.	8,573,200	562,745
PepsiCo Inc.	5,728,110	560,324
Mondelez International Inc. Class A	12,068,360	489,130
Diageo plc	18,503,396	475,550
Walgreens Boots Alliance Inc.	4,881,300	385,330
Costco Wholesale Corp.	2,211,120	331,734
Wal-Mart Stores Inc.	3,694,750	245,110
Diageo plc ADR	304,500	31,242
		5,457,557
Energy (5.7%)
Chevron Corp.	14,790,930	1,234,155
Exxon Mobil Corp.	14,117,404	1,131,510
TOTAL SA	12,511,837	560,789
EOG Resources Inc.	6,449,620	417,548
Royal Dutch Shell plc Class B	16,534,317	375,425
Anadarko Petroleum Corp.	9,343,930	354,602
Hess Corp.	6,197,810	270,225
Schlumberger Ltd.	3,478,493	249,478
Marathon Petroleum Corp.	5,282,570	180,928
		4,774,660
Financials (14.3%)
Wells Fargo & Co.	42,103,467	1,975,495
JPMorgan Chase & Co.	22,598,506	1,272,296
* Chubb Ltd.	10,669,000	1,232,590
Prudential Financial Inc.	13,160,250	869,761
PNC Financial Services Group Inc.	10,095,910	820,898
BlackRock Inc.	2,395,140	747,188
Bank of America Corp.	46,215,480	578,618
Marsh & McLennan Cos. Inc.	9,939,150	567,028
American Express Co.	7,678,840	426,790
American Tower Corporation	4,329,677	399,196
Northern Trust Corp.	6,256,354	371,502
US Bancorp	8,892,410	342,536
MetLife Inc.	8,462,084	334,760
Bank of Nova Scotia	8,269,070	330,763
Mitsubishi UFJ Financial Group Inc.	65,826,100	284,060
Hartford Financial Services Group Inc.	6,613,792	278,573

Goldman Sachs Group Inc.	1,848,280	276,373
* Synchrony Financial	8,738,340	235,498
UBS Group AG	14,408,852	219,303
AvalonBay Communities Inc.	916,196	157,256
American International Group Inc.	2,769,370	139,022
BNP Paribas SA	2,913,112	135,859
		11,995,365
Health Care (11.9%)
Merck & Co. Inc.	32,595,552	1,636,623
Bristol-Myers Squibb Co.	17,338,285	1,073,760
Johnson & Johnson	9,853,876	1,036,726
Medtronic plc	12,640,290	978,232
AstraZeneca plc ADR	29,453,696	844,438
Pfizer Inc.	28,213,550	837,096
Cardinal Health Inc.	8,334,240	680,907
UnitedHealth Group Inc.	5,237,590	623,797
Eli Lilly & Co.	6,764,755	487,062
Baxter International Inc.	11,959,290	472,512
Novartis AG	6,297,822	448,584
Roche Holding AG	1,258,839	322,786
* Celgene Corp.	3,190,860	321,734
Gilead Sciences Inc.	1,685,566	147,066
Takeda Pharmaceutical Co. Ltd.	1,981,500	94,323
		10,005,646
Industrials (7.7%)
United Parcel Service Inc. Class B	10,046,553	969,995
Honeywell International Inc.	7,865,130	797,131
Lockheed Martin Corp.	2,913,530	628,711
General Electric Co.	19,387,012	564,937
CSX Corp.	22,471,730	542,468
FedEx Corp.	3,156,960	432,125
Caterpillar Inc.	6,319,901	427,857
Eaton Corp. plc	7,491,630	424,850
United Technologies Corp.	3,947,917	381,448
Canadian National Railway Co.	6,198,896	358,916
Raytheon Co.	2,495,891	309,116
Schneider Electric SE	4,656,367	277,546
^ ABB Ltd. ADR	11,060,066	196,869
Illinois Tool Works Inc.	1,636,345	154,225
		6,466,194
Information Technology (8.4%)
Microsoft Corp.	36,074,090	1,835,450
* Alphabet Inc. Class A	1,920,662	1,377,537
Intel Corp.	39,280,880	1,162,321
Apple Inc.	8,773,955	848,354
Accenture plc Class A	7,970,550	799,127
Cisco Systems Inc.	30,195,030	790,506
Texas Instruments Inc.	4,923,286	261,033
		7,074,328
Materials (1.0%)
Praxair Inc.	4,144,620	421,881
International Paper Co.	11,221,740	400,616
BHP Billiton plc	4,094,103	41,181
		863,678

Telecommunication Services (1.9%)
	Verizon Communications Inc.			30,391,540	1,541,763

Utilities (2.8%)
	NextEra Energy Inc.			8,158,490	920,441
	Dominion Resources Inc.			9,856,740	689,183
	Exelon Corp.			14,986,814	471,935
	Duke Energy Corp.			2,943,250	218,624
					2,300,183
Total Common Stocks (Cost $41,834,018)					54,283,626
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.2%)
U.S. Government Securities (5.5%)
1	United States Treasury Note/Bond	1.500%	6/30/16	4,905	4,922
	United States Treasury Note/Bond	0.625%	12/31/16	219,245	219,142
	United States Treasury Note/Bond	0.875%	1/31/17	12,165	12,186
	United States Treasury Note/Bond	0.625%	7/31/17	368,000	367,308
	United States Treasury Note/Bond	1.000%	9/15/17	500,000	501,640
	United States Treasury Note/Bond	0.750%	10/31/17	83,700	83,648
	United States Treasury Note/Bond	1.000%	5/31/18	220,000	220,825
2	United States Treasury Note/Bond	1.375%	9/30/18	874,350	886,232
	United States Treasury Note/Bond	1.750%	9/30/19	950,000	973,304
	United States Treasury Note/Bond	1.375%	2/29/20	62,000	62,582
	United States Treasury Note/Bond	1.625%	6/30/20	67,210	68,449
	United States Treasury Note/Bond	2.000%	2/15/25	410,420	419,975
	United States Treasury Note/Bond	2.000%	8/15/25	82,680	84,527
	United States Treasury Note/Bond	2.250%	11/15/25	6,805	7,109
	United States Treasury Note/Bond	2.875%	5/15/43	275,732	291,716
	United States Treasury Note/Bond	3.375%	5/15/44	149,670	174,084
	United States Treasury Note/Bond	2.500%	2/15/45	163,255	159,123
	United States Treasury Note/Bond	2.875%	8/15/45	72,665	76,502
					4,613,274
Conventional Mortgage-Backed Securities (0.5%)
[3,4] Fannie Mae Pool		2.500%	7/1/27–1/1/29	8,246	8,474
[3,4,5]Fannie Mae Pool		3.500%	11/1/25–3/1/46	194,000	203,275
[3,4] Fannie Mae Pool		4.500%	6/1/28–3/1/46	124,471	137,447
[3,4] Freddie Mac Gold Pool		3.000%	5/1/22–8/1/29	39	41
[3,4] Freddie Mac Gold Pool		4.500%	6/1/23–3/1/46	77,932	85,193
4	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	3,318	3,907
4	Ginnie Mae I Pool	8.000%	6/15/17	7	7
					438,344
Nonconventional Mortgage-Backed Securities (0.2%)
[3,4] Fannie Mae REMICS		3.500%	4/25/31	9,730	10,383
[3,4] Fannie Mae REMICS		4.000%	9/25/29–5/25/31	18,581	20,179
[3,4] Freddie Mac REMICS		3.500%	3/15/31	5,760	6,153
[3,4] Freddie Mac REMICS		4.000%	12/15/30–4/15/31	108,686	119,475
					156,190
Total U.S. Government and Agency Obligations (Cost $5,034,057)					5,207,808
Asset-Backed/Commercial Mortgage-Backed Securities (1.7%)
4	Ally Master Owner Trust Series 2012-5	1.540%	9/15/19	105,755	105,751
4	Ally Master Owner Trust Series 2014-5	1.600%	10/15/19	145,385	145,501
6	American Tower Trust I	1.551%	3/15/18	14,885	14,859
6	American Tower Trust I	3.070%	3/15/23	43,000	43,102

4	AmeriCredit Automobile Receivables Trust
	2012-1	4.720%	3/8/18	11,557	11,648
[4,6,7]Apidos CDO		2.120%	4/18/16	50,405	49,421
[4,6,7]ARES CLO Ltd.		2.140%	4/18/16	49,360	48,523
[4,6,7]Atlas Senior Loan Fund Ltd.		2.162%	4/15/16	13,245	13,041
[4,6,7]Atlas Senior Loan Fund V Ltd.		2.170%	4/18/16	12,135	12,041
[4,6]	Avis Budget Rental Car Funding AESOP
	LLC 2010-5A	3.150%	3/20/17	2,000	2,002
[4,6,7]Babson CLO Ltd.		2.114%	4/20/16	5,660	5,587
4	Banc of America Commercial Mortgage Trust
	2006-2	5.832%	3/10/16	1,475	1,477
4	Banc of America Commercial Mortgage Trust
	2006-5	5.414%	9/10/47	15,640	15,756
4	Bear Stearns Commercial Mortgage
	Securities Trust 2006-PWR13	5.540%	9/11/41	16,602	16,757
[4,6,7]Cent CLO		2.111%	4/27/16	24,430	23,822
[4,6,7]Cent CLO 20 Ltd.		2.099%	4/25/16	40,000	39,169
[4,6,7]Cent CLO 22 Ltd.		2.100%	5/9/16	37,150	35,849
[4,6,7]CIFC Funding Ltd.		2.120%	4/18/16	47,325	46,754
4	COMM 2006-C7 Mortgage Trust	5.777%	3/10/16	7,420	7,436
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	18,085	18,720
4	Credit Suisse Commercial Mortgage Trust
	Series 2006-C4	5.467%	9/15/39	10,473	10,526
[4,6,7]Dryden Senior Loan Fund		1.970%	4/18/16	46,650	45,814
[4,6]	First Investors Auto Owner Trust 2013-2	1.230%	3/15/19	2,833	2,830
[4,6]	Ford Credit Floorplan Master Owner Trust A	2.090%	3/15/22	12,600	12,705
[4,6]	Hilton USA Trust 2013-HLT	2.662%	11/5/30	45,820	45,814
[4,6,7]ING Investment Management Co.		2.120%	4/18/16	46,560	45,991
4	LB-UBS Commercial Mortgage Trust 2006-
	C4	5.852%	3/15/16	5,218	5,212
[4,7]	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.087%	3/15/16	26,029	27,790
[4,6,7]Limerock CLO		2.121%	4/18/16	53,500	52,262
[4,6,7]Madison Park Funding XII Ltd.		2.070%	4/19/16	31,070	30,666
[4,6,7]Madison Park Funding XIII Ltd.		2.124%	4/20/16	37,385	36,908
4	Merrill Lynch Mortgage Trust 2006-C1	5.757%	3/12/16	1,888	1,887
[4,6]	MMAF Equipment Finance LLC 2012-A	2.570%	6/9/33	8,570	8,711
[4,6,7]OZLM VI Ltd.		2.170%	4/18/16	38,280	37,878
4	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	19,690	19,815
4	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	12,545	12,585
6	SBA Tower Trust	2.898%	10/15/19	46,310	46,404
[4,6,7]Seneca Park CLO Ltd.		2.100%	4/18/16	27,340	26,913
[4,6,7]SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	3/5/16	27,300	25,534
[4,6,7]Shackleton CLO Ltd.		2.100%	4/18/16	26,765	26,102
[4,6]	Springleaf Funding Trust	2.410%	12/15/22	45,080	45,174
[4,6]	Springleaf Funding Trust	3.160%	11/15/24	53,215	52,284
[4,6]	Springleaf Funding Trust 2015-B	3.480%	5/15/28	23,420	23,467
[4,6]	Springleaf Mortgage Loan Trust 2013-1A	2.310%	6/25/58	8,330	8,329
[4,6,7]Symphony CLO XIV Ltd.		2.104%	4/14/16	46,405	45,679
[4,6,7]Thacher Park CLO Ltd.		2.094%	4/20/16	19,915	19,569
4	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	8,625	9,253
[4,6,7]Voya CLO 2014-2 Ltd.		2.070%	4/18/16	7,275	7,145

[4,6] Westlake Automobile Receivables Trust		0.970%	10/16/17	8,705	8,699
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,414,662)					1,399,162
Corporate Bonds (23.4%)
Finance (8.9%)
	Banking (6.8%)
	American Express Centurion Bank	6.000%	9/13/17	20,000	21,266
	American Express Co.	1.550%	5/22/18	62,130	61,417
	American Express Credit Corp.	2.375%	3/24/17	71,985	72,780
	American Express Credit Corp.	2.125%	7/27/18	49,605	49,969
	American Express Credit Corp.	2.250%	8/15/19	30,200	30,224
	Bank of America Corp.	6.050%	5/16/16	70,000	70,684
	Bank of America Corp.	6.400%	8/28/17	23,000	24,401
	Bank of America Corp.	6.000%	9/1/17	69,725	73,609
	Bank of America Corp.	5.750%	12/1/17	30,000	31,822
	Bank of America Corp.	6.875%	4/25/18	40,000	43,673
	Bank of America Corp.	5.625%	7/1/20	4,550	5,027
	Bank of America Corp.	5.875%	1/5/21	40,000	45,141
	Bank of America Corp.	3.300%	1/11/23	24,005	23,992
	Bank of America Corp.	4.100%	7/24/23	6,735	7,015
	Bank of America Corp.	4.125%	1/22/24	26,100	27,163
	Bank of America Corp.	4.000%	1/22/25	32,900	31,991
	Bank of America Corp.	5.875%	2/7/42	9,965	11,482
	Bank of America Corp.	5.000%	1/21/44	39,433	41,842
	Bank of America Corp.	4.875%	4/1/44	7,110	7,350
	Bank of America NA	5.300%	3/15/17	68,000	70,304
	Bank of America NA	6.000%	10/15/36	30,000	35,473
	Bank of New York Mellon Corp.	2.150%	2/24/20	61,325	61,534
	Bank of New York Mellon Corp.	3.000%	2/24/25	27,990	28,060
	Bank of Nova Scotia	2.050%	10/30/18	64,150	64,482
	Bank of Nova Scotia	2.800%	7/21/21	25,650	26,158
6	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	54,260	53,952
6	Barclays Bank plc	6.050%	12/4/17	47,500	50,137
	Barclays Bank plc	5.140%	10/14/20	11,905	12,800
	BB&T Corp.	4.900%	6/30/17	8,045	8,345
	BB&T Corp.	5.250%	11/1/19	8,000	8,743
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,363
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	17,957
	BNP Paribas SA	2.400%	12/12/18	53,700	54,031
	BNP Paribas SA	3.250%	3/3/23	12,270	12,495
	BPCE SA	2.500%	12/10/18	18,325	18,501
	BPCE SA	2.500%	7/15/19	53,100	53,432
	BPCE SA	4.000%	4/15/24	30,615	32,267
6	BPCE SA	5.150%	7/21/24	43,790	43,091
	Capital One Bank USA NA	2.150%	11/21/18	45,055	44,548
	Capital One Financial Corp.	5.250%	2/21/17	3,580	3,702
	Capital One Financial Corp.	4.750%	7/15/21	18,835	20,282
	Capital One Financial Corp.	3.750%	4/24/24	55,460	55,426
	Capital One Financial Corp.	3.200%	2/5/25	33,400	31,948
	Capital One Financial Corp.	4.200%	10/29/25	11,740	11,531
	Citigroup Inc.	1.750%	5/1/18	25,000	24,758
	Citigroup Inc.	2.500%	9/26/18	18,000	18,120
	Citigroup Inc.	2.550%	4/8/19	55,000	55,153
	Citigroup Inc.	2.500%	7/29/19	37,530	37,620
	Citigroup Inc.	2.400%	2/18/20	65,200	64,493
	Citigroup Inc.	4.500%	1/14/22	33,920	36,409
	Citigroup Inc.	6.625%	6/15/32	45,000	51,296
	Citigroup Inc.	8.125%	7/15/39	4,638	6,607

Citigroup Inc.	5.875%	1/30/42	1,290	1,472
Citigroup Inc.	4.950%	11/7/43	16,000	16,518
Citigroup Inc.	5.300%	5/6/44	23,950	23,989
Compass Bank	2.750%	9/29/19	15,105	14,824
Cooperatieve Rabobank UA	2.250%	1/14/19	55,610	56,002
6 Credit Agricole SA	2.500%	4/15/19	57,830	58,340
Credit Suisse	1.750%	1/29/18	32,250	32,045
Credit Suisse	2.300%	5/28/19	109,260	108,363
Credit Suisse	3.000%	10/29/21	18,325	18,372
Credit Suisse	3.625%	9/9/24	4,885	4,905
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	55,260	54,259
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	67,850	63,911
Deutsche Bank AG	2.500%	2/13/19	55,800	54,579
Fifth Third Bank	2.875%	10/1/21	10,345	10,438
Goldman Sachs Group Inc.	5.625%	1/15/17	19,820	20,474
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	46,878
Goldman Sachs Group Inc.	2.375%	1/22/18	22,200	22,336
Goldman Sachs Group Inc.	5.375%	3/15/20	30,790	33,732
Goldman Sachs Group Inc.	2.600%	4/23/20	25,750	25,639
Goldman Sachs Group Inc.	6.000%	6/15/20	11,090	12,469
Goldman Sachs Group Inc.	5.250%	7/27/21	56,720	62,827
Goldman Sachs Group Inc.	5.750%	1/24/22	40,725	46,259
Goldman Sachs Group Inc.	3.625%	1/22/23	35,320	35,938
Goldman Sachs Group Inc.	3.500%	1/23/25	17,545	17,349
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	54,657
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	49,935
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	42,203
Goldman Sachs Group Inc.	4.800%	7/8/44	30,675	30,824
Goldman Sachs Group Inc.	4.750%	10/21/45	12,715	12,860
6 HSBC Bank plc	4.750%	1/19/21	62,040	68,364
HSBC Holdings plc	4.000%	3/30/22	72,455	75,365
HSBC Holdings plc	6.500%	5/2/36	25,000	27,547
HSBC Holdings plc	6.100%	1/14/42	40,665	49,859
HSBC Holdings plc	5.250%	3/14/44	13,210	12,620
HSBC USA Inc.	1.625%	1/16/18	39,500	39,329
HSBC USA Inc.	2.625%	9/24/18	20,000	20,100
HSBC USA Inc.	2.350%	3/5/20	71,330	69,723
HSBC USA Inc.	3.500%	6/23/24	40,000	40,291
Huntington National Bank	2.200%	4/1/19	22,280	22,092
Huntington National Bank	2.400%	4/1/20	44,990	44,677
6 ING Bank NV	3.750%	3/7/17	23,000	23,503
6 ING Bank NV	1.800%	3/16/18	36,610	36,545
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	61,154
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,603
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	59,927
JPMorgan Chase & Co.	4.350%	8/15/21	41,386	44,867
JPMorgan Chase & Co.	4.500%	1/24/22	44,780	48,531
JPMorgan Chase & Co.	3.250%	9/23/22	18,645	18,920
JPMorgan Chase & Co.	3.375%	5/1/23	27,610	27,395
JPMorgan Chase & Co.	3.875%	2/1/24	39,000	41,082
JPMorgan Chase & Co.	3.900%	7/15/25	13,870	14,583
JPMorgan Chase & Co.	4.125%	12/15/26	29,835	30,267
JPMorgan Chase & Co.	4.250%	10/1/27	13,420	13,656
JPMorgan Chase & Co.	5.600%	7/15/41	96,000	112,547
JPMorgan Chase & Co.	5.400%	1/6/42	18,035	20,685
JPMorgan Chase & Co.	5.625%	8/16/43	16,100	17,446
JPMorgan Chase & Co.	4.950%	6/1/45	15,000	15,166

6 Macquarie Bank Ltd.	2.400%	1/21/20	12,610	12,579
Manufacturers & Traders Trust Co.	2.100%	2/6/20	17,870	17,597
Manufacturers & Traders Trust Co.	2.900%	2/6/25	24,685	24,098
Morgan Stanley	5.450%	1/9/17	70,000	72,264
Morgan Stanley	1.875%	1/5/18	9,470	9,447
Morgan Stanley	2.125%	4/25/18	52,125	52,085
Morgan Stanley	2.500%	1/24/19	100,000	100,540
Morgan Stanley	5.625%	9/23/19	24,355	26,732
Morgan Stanley	5.750%	1/25/21	79,825	89,628
Morgan Stanley	3.875%	4/29/24	97,010	99,651
Morgan Stanley	3.700%	10/23/24	29,050	29,353
Morgan Stanley	4.000%	7/23/25	29,455	30,342
Morgan Stanley	6.250%	8/9/26	20,000	23,586
Morgan Stanley	4.300%	1/27/45	18,360	17,404
National City Corp.	6.875%	5/15/19	13,950	15,494
6 Nationwide Building Society	2.350%	1/21/20	28,075	27,935
Northern Trust Corp.	3.450%	11/4/20	9,000	9,525
PNC Bank NA	4.875%	9/21/17	50,000	52,034
PNC Bank NA	3.300%	10/30/24	18,195	18,709
PNC Bank NA	4.200%	11/1/25	16,650	18,128
PNC Financial Services Group Inc.	3.900%	4/29/24	41,565	42,949
Santander Bank NA	2.000%	1/12/18	25,901	25,542
Santander Holdings USA Inc.	2.650%	4/17/20	23,185	22,377
Santander Issuances SAU	5.179%	11/19/25	29,800	27,524
6 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	61,300	61,654
State Street Corp.	5.375%	4/30/17	51,315	53,473
Svenska Handelsbanken AB	2.875%	4/4/17	40,000	40,668
Synchrony Financial	2.600%	1/15/19	20,920	20,750
Synchrony Financial	3.000%	8/15/19	10,990	10,991
Synchrony Financial	2.700%	2/3/20	15,605	15,291
UBS AG	1.800%	3/26/18	34,055	34,054
6 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	44,570	44,484
US Bancorp	3.700%	1/30/24	52,500	56,377
Wells Fargo & Co.	5.625%	12/11/17	31,150	33,297
Wells Fargo & Co.	2.150%	1/15/19	91,150	91,794
Wells Fargo & Co.	2.150%	1/30/20	58,180	57,983
Wells Fargo & Co.	3.000%	1/22/21	26,735	27,469
Wells Fargo & Co.	3.500%	3/8/22	64,245	67,224
Wells Fargo & Co.	3.450%	2/13/23	61,885	62,809
Wells Fargo & Co.	4.480%	1/16/24	46,156	48,792
Wells Fargo & Co.	3.550%	9/29/25	32,170	33,311
Wells Fargo & Co.	5.606%	1/15/44	68,281	74,373
Wells Fargo & Co.	4.650%	11/4/44	10,315	10,062
Wells Fargo & Co.	4.900%	11/17/45	19,160	19,435

Brokerage (0.0%)
Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,908

Finance Companies (0.5%)
6 GE Capital International Funding Co.	2.342%	11/15/20	89,662	90,504
6 GE Capital International Funding Co.	3.373%	11/15/25	111,589	116,614
6 GE Capital International Funding Co.	4.418%	11/15/35	159,635	166,258

Insurance (1.5%)
ACE Capital Trust II	9.700%	4/1/30	20,000	28,425
ACE INA Holdings Inc.	5.800%	3/15/18	40,360	43,872
ACE INA Holdings Inc.	2.300%	11/3/20	6,330	6,355

ACE INA Holdings Inc.	3.350%	5/15/24	22,345	22,928
ACE INA Holdings Inc.	4.350%	11/3/45	29,835	31,169
Aetna Inc.	1.750%	5/15/17	2,636	2,640
4 Allstate Corp.	6.125%	5/15/67	30,000	29,587
4 Allstate Corp.	6.500%	5/15/67	20,000	21,500
Anthem Inc.	2.300%	7/15/18	15,110	15,193
Anthem Inc.	3.700%	8/15/21	10,000	10,278
Anthem Inc.	3.125%	5/15/22	53,740	52,976
Anthem Inc.	3.300%	1/15/23	42,468	41,829
Anthem Inc.	4.650%	8/15/44	5,695	5,371
Chubb Corp.	6.000%	5/11/37	50,000	61,673
Cigna Corp.	3.250%	4/15/25	52,030	50,909
CNA Financial Corp.	3.950%	5/15/24	5,410	5,303
6 Farmers Exchange Capital	7.050%	7/15/28	25,000	30,230
6 Five Corners Funding Trust	4.419%	11/15/23	5,935	6,079
6 Jackson National Life Insurance Co.	8.150%	3/15/27	18,890	25,170
6 Liberty Mutual Group Inc.	4.250%	6/15/23	14,330	14,637
6 Liberty Mutual Insurance Co.	7.875%	10/15/26	31,210	37,987
Loews Corp.	2.625%	5/15/23	7,120	6,953
6 MassMutual Global Funding II	2.100%	8/2/18	46,890	47,342
6 MassMutual Global Funding II	2.350%	4/9/19	28,000	28,347
MetLife Inc.	1.903%	3/15/16	9,010	9,012
MetLife Inc.	3.600%	4/10/24	35,035	35,186
MetLife Inc.	4.125%	8/13/42	5,565	4,961
MetLife Inc.	4.875%	11/13/43	20,820	21,191
6 Metropolitan Life Global Funding I	1.500%	1/10/18	50,360	49,975
6 Metropolitan Life Global Funding I	1.875%	6/22/18	12,690	12,640
6 New York Life Global Funding	1.650%	5/15/17	44,000	44,240
6 New York Life Insurance Co.	5.875%	5/15/33	55,395	66,234
Prudential Financial Inc.	2.300%	8/15/18	24,545	24,550
Prudential Financial Inc.	4.500%	11/15/20	34,365	36,872
6 QBE Insurance Group Ltd.	2.400%	5/1/18	9,160	9,168
6 Teachers Insurance & Annuity Association of
America	4.900%	9/15/44	14,830	15,040
Torchmark Corp.	7.875%	5/15/23	45,000	57,141
Travelers Cos. Inc.	5.800%	5/15/18	32,500	35,371
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,070
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	28,528
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	29,890
UnitedHealth Group Inc.	2.875%	3/15/22	4,696	4,778
UnitedHealth Group Inc.	2.875%	3/15/23	16,000	16,201
UnitedHealth Group Inc.	4.625%	7/15/35	32,330	34,770
UnitedHealth Group Inc.	4.250%	3/15/43	67,400	66,776
UnitedHealth Group Inc.	4.750%	7/15/45	30,995	33,809

Other Finance (0.0%)
6 LeasePlan Corp. NV	2.875%	1/22/19	24,670	24,547

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	20,780	21,716
Duke Realty LP	6.500%	1/15/18	8,160	8,793
Realty Income Corp.	6.750%	8/15/19	21,075	24,119
Realty Income Corp.	4.650%	8/1/23	25,010	26,391
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	1.750%	9/15/17	14,730	14,621
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	22,360	22,348

				7,435,896
Industrial (12.5%)
Basic Industry (0.2%)
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	15,005
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	44,045	44,104
CF Industries Inc.	5.375%	3/15/44	36,165	30,708
LyondellBasell Industries NV	4.625%	2/26/55	34,730	28,468
Monsanto Co.	4.700%	7/15/64	8,775	6,775
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	39,560
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	11,700	11,570
Rio Tinto Finance USA plc	2.000%	3/22/17	8,095	8,045
Rio Tinto Finance USA plc	3.500%	3/22/22	10,080	9,801
4 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	3,375	3,824

Capital Goods (1.1%)
3M Co.	6.375%	2/15/28	24,990	33,264
6 BAE Systems Holdings Inc.	2.850%	12/15/20	6,060	6,123
6 BAE Systems Holdings Inc.	3.850%	12/15/25	11,010	11,310
Boeing Co.	8.625%	11/15/31	9,460	14,267
Caterpillar Financial Services Corp.	1.625%	6/1/17	25,220	25,314
Caterpillar Financial Services Corp.	2.625%	3/1/23	53,000	52,155
Caterpillar Inc.	3.900%	5/27/21	46,914	50,198
Caterpillar Inc.	2.600%	6/26/22	11,345	11,453
Caterpillar Inc.	3.400%	5/15/24	24,200	24,742
Caterpillar Inc.	3.803%	8/15/42	13,960	12,750
Caterpillar Inc.	4.300%	5/15/44	26,035	25,295
Deere & Co.	7.125%	3/3/31	17,500	23,989
General Dynamics Corp.	3.875%	7/15/21	14,925	16,140
General Electric Capital Corp.	4.625%	1/7/21	22,598	25,256
General Electric Capital Corp.	5.300%	2/11/21	8,833	10,072
General Electric Capital Corp.	3.150%	9/7/22	34,079	35,820
General Electric Capital Corp.	3.100%	1/9/23	8,635	9,032
General Electric Capital Corp.	6.750%	3/15/32	3,986	5,315
General Electric Capital Corp.	6.150%	8/7/37	17,093	22,091
General Electric Capital Corp.	5.875%	1/14/38	19,160	24,012
General Electric Capital Corp.	6.875%	1/10/39	7,834	10,954
General Electric Co.	5.250%	12/6/17	11,685	12,525
General Electric Co.	2.700%	10/9/22	9,965	10,285
General Electric Co.	4.125%	10/9/42	8,735	8,815
General Electric Co.	4.500%	3/11/44	43,750	46,662
Honeywell International Inc.	4.250%	3/1/21	40,681	45,184
Illinois Tool Works Inc.	3.500%	3/1/24	52,955	56,343
John Deere Capital Corp.	2.250%	4/17/19	28,125	28,537
John Deere Capital Corp.	1.700%	1/15/20	21,935	21,651
Lockheed Martin Corp.	2.900%	3/1/25	10,450	10,386
Lockheed Martin Corp.	4.500%	5/15/36	8,015	8,375
Lockheed Martin Corp.	4.700%	5/15/46	19,870	21,282
Parker-Hannifin Corp.	4.450%	11/21/44	17,735	18,844
6 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	30,800	31,724
6 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	34,365	35,892
United Technologies Corp.	3.100%	6/1/22	7,010	7,295
United Technologies Corp.	7.500%	9/15/29	19,230	26,633
United Technologies Corp.	6.050%	6/1/36	20,325	24,762
United Technologies Corp.	6.125%	7/15/38	45,000	55,840

Communication (2.1%)
21st Century Fox America Inc.	4.500%	2/15/21	14,500	15,789

21st Century Fox America Inc.	3.000%	9/15/22	11,891	11,936
America Movil SAB de CV	3.125%	7/16/22	84,600	84,015
America Movil SAB de CV	4.375%	7/16/42	20,430	18,636
American Tower Corp.	3.450%	9/15/21	30,665	30,641
AT&T Inc.	1.400%	12/1/17	18,715	18,644
AT&T Inc.	5.600%	5/15/18	44,000	47,461
AT&T Inc.	2.300%	3/11/19	16,760	16,860
AT&T Inc.	4.450%	5/15/21	10,000	10,700
AT&T Inc.	6.450%	6/15/34	33,115	37,418
CBS Corp.	4.300%	2/15/21	27,830	29,279
Comcast Corp.	3.600%	3/1/24	22,230	23,515
Comcast Corp.	4.250%	1/15/33	42,890	43,780
Comcast Corp.	4.200%	8/15/34	23,435	23,802
Comcast Corp.	5.650%	6/15/35	4,725	5,455
Comcast Corp.	4.400%	8/15/35	26,835	27,840
Comcast Corp.	6.500%	11/15/35	4,720	5,924
Comcast Corp.	6.400%	5/15/38	4,320	5,445
Comcast Corp.	4.650%	7/15/42	47,970	50,850
Comcast Corp.	4.500%	1/15/43	22,000	22,350
Comcast Corp.	4.750%	3/1/44	22,875	24,049
Comcast Corp.	4.600%	8/15/45	32,640	34,332
6 Cox Communications Inc.	4.800%	2/1/35	30,000	25,042
6 Deutsche Telekom International Finance BV	4.875%	3/6/42	27,715	28,837
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	23,605	23,553
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	10,120	11,086
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	5,000	5,374
Discovery Communications LLC	5.625%	8/15/19	10,635	11,527
Discovery Communications LLC	5.050%	6/1/20	8,365	8,799
Grupo Televisa SAB	6.625%	1/15/40	25,090	25,723
Grupo Televisa SAB	5.000%	5/13/45	6,100	5,099
Grupo Televisa SAB	6.125%	1/31/46	12,550	12,257
6 GTP Acquisition Partners I LLC	2.350%	6/15/20	22,530	21,970
6 NBCUniversal Enterprise Inc.	1.662%	4/15/18	76,135	76,328
6 NBCUniversal Enterprise Inc.	1.974%	4/15/19	100,115	100,745
NBCUniversal Media LLC	4.375%	4/1/21	23,900	26,426
NBCUniversal Media LLC	2.875%	1/15/23	9,760	9,953
Orange SA	9.000%	9/1/16	13,360	18,729
Orange SA	4.125%	9/14/21	60,990	65,409
6 SBA Tower Trust	2.933%	12/15/17	33,310	33,138
6 Sky plc	2.625%	9/16/19	38,021	38,010
6 Sky plc	3.750%	9/16/24	45,046	44,672
Time Warner Cable Inc.	5.850%	5/1/17	34,980	36,377
Time Warner Cable Inc.	8.750%	2/14/19	1,120	1,294
Time Warner Cable Inc.	8.250%	4/1/19	14,433	16,518
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	24,288
Time Warner Cos. Inc.	6.950%	1/15/28	20,000	23,838
Time Warner Entertainment Co. LP	8.375%	3/15/23	3,925	4,752
Time Warner Inc.	4.875%	3/15/20	14,000	15,109
Time Warner Inc.	4.750%	3/29/21	8,000	8,648
Verizon Communications Inc.	4.500%	9/15/20	95,525	103,898
Verizon Communications Inc.	3.450%	3/15/21	19,600	20,376
Verizon Communications Inc.	3.500%	11/1/21	5,495	5,740
Verizon Communications Inc.	6.400%	9/15/33	79,665	91,189
Verizon Communications Inc.	5.850%	9/15/35	49,525	53,966

Verizon Communications Inc.	6.900%	4/15/38	9,710	11,342
Verizon Communications Inc.	4.750%	11/1/41	11,880	11,323
Verizon Communications Inc.	6.550%	9/15/43	8,620	10,453
Verizon Communications Inc.	4.862%	8/21/46	78,107	76,331
Viacom Inc.	6.125%	10/5/17	7,500	7,890
Walt Disney Co.	4.125%	6/1/44	23,115	23,846

Consumer Cyclical (1.8%)
Alibaba Group Holding Ltd.	2.500%	11/28/19	12,965	12,887
Alibaba Group Holding Ltd.	3.125%	11/28/21	2,515	2,511
Amazon.com Inc.	2.500%	11/29/22	34,760	34,726
Amazon.com Inc.	4.800%	12/5/34	37,370	40,368
Amazon.com Inc.	4.950%	12/5/44	25,020	27,651
6 American Honda Finance Corp.	1.500%	9/11/17	18,760	18,762
6 American Honda Finance Corp.	1.600%	2/16/18	30,845	30,826
American Honda Finance Corp.	2.125%	10/10/18	45,655	46,122
AutoZone Inc.	3.700%	4/15/22	46,136	47,808
AutoZone Inc.	3.125%	7/15/23	33,000	32,906
CVS Health Corp.	5.750%	6/1/17	7,891	8,326
CVS Health Corp.	2.750%	12/1/22	40,255	40,118
CVS Health Corp.	4.875%	7/20/35	43,800	46,978
CVS Health Corp.	5.125%	7/20/45	51,085	57,173
6 Daimler Finance North America LLC	2.375%	8/1/18	35,000	35,175
6 Daimler Finance North America LLC	2.250%	7/31/19	73,100	72,535
6 Daimler Finance North America LLC	2.450%	5/18/20	2,740	2,711
6 Daimler Finance North America LLC	3.875%	9/15/21	3,961	4,140
Daimler Finance North America LLC	8.500%	1/18/31	33,000	49,390
eBay Inc.	1.350%	7/15/17	12,580	12,541
Ford Motor Credit Co. LLC	2.375%	3/12/19	70,000	68,852
Ford Motor Credit Co. LLC	3.157%	8/4/20	37,845	37,700
Home Depot Inc.	2.250%	9/10/18	39,555	40,573
Home Depot Inc.	2.700%	4/1/23	31,170	31,963
Home Depot Inc.	4.400%	3/15/45	28,655	30,520
Johnson Controls Inc.	7.125%	7/15/17	36,300	38,632
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	7,673
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	51,330
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	23,515
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	34,143
McDonald's Corp.	2.625%	1/15/22	7,805	7,822
McDonald's Corp.	3.250%	6/10/24	5,460	5,564
6 Nissan Motor Acceptance Corp.	1.950%	9/12/17	44,895	45,042
6 Nissan Motor Acceptance Corp.	1.800%	3/15/18	46,400	46,270
6 Nissan Motor Acceptance Corp.	2.650%	9/26/18	24,990	25,462
PACCAR Financial Corp.	1.600%	3/15/17	39,311	39,516
Target Corp.	2.900%	1/15/22	12,300	12,761
Toyota Motor Credit Corp.	1.750%	5/22/17	47,000	47,306
Toyota Motor Credit Corp.	1.250%	10/5/17	35,945	35,922
6 Volkswagen Group of America Finance LLC	2.450%	11/20/19	16,935	16,409
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	27,427
Wal-Mart Stores Inc.	4.250%	4/15/21	29,000	32,344
Wal-Mart Stores Inc.	2.550%	4/11/23	38,325	39,005
Wal-Mart Stores Inc.	5.625%	4/15/41	112,595	138,380
Wal-Mart Stores Inc.	4.300%	4/22/44	20,480	21,518

Consumer Noncyclical (4.3%)
AbbVie Inc.	1.750%	11/6/17	31,160	31,139
Actavis Funding SCS	3.000%	3/12/20	18,480	18,778

	Actavis Funding SCS	3.450%	3/15/22	33,005	33,621
	Actavis Funding SCS	4.850%	6/15/44	18,000	18,458
	Altria Group Inc.	4.750%	5/5/21	23,376	25,882
	Altria Group Inc.	2.850%	8/9/22	18,810	19,003
	Altria Group Inc.	4.500%	5/2/43	16,890	16,711
	AmerisourceBergen Corp.	3.500%	11/15/21	12,320	12,761
	Amgen Inc.	3.875%	11/15/21	33,315	35,323
	Amgen Inc.	5.150%	11/15/41	36,380	37,546
	Anheuser-Busch Cos. LLC	5.000%	3/1/19	13,000	14,138
	Anheuser-Busch Cos. LLC	6.500%	1/1/28	19,550	23,548
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	75,400	77,474
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	68,045	70,169
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	156,200	162,826
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	99,460	106,847
	Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	37,010	41,217
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	3,120	3,416
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	141,996	140,708
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,610	17,722
4	Ascension Health	4.847%	11/15/53	44,750	50,531
	AstraZeneca plc	1.950%	9/18/19	12,065	12,055
	AstraZeneca plc	2.375%	11/16/20	44,480	44,735
	AstraZeneca plc	6.450%	9/15/37	23,385	29,721
	AstraZeneca plc	4.375%	11/16/45	30,240	30,483
[4,6,7]Avery Point IV CLO Ltd.		2.139%	4/25/16	46,220	45,743
6	BAT International Finance plc	2.750%	6/15/20	21,250	21,624
6	BAT International Finance plc	3.250%	6/7/22	58,280	60,049
6	BAT International Finance plc	3.500%	6/15/22	8,980	9,367
6	Bayer US Finance LLC	2.375%	10/8/19	7,510	7,619
6	Bayer US Finance LLC	3.000%	10/8/21	46,850	48,189
6	Bayer US Finance LLC	3.375%	10/8/24	11,700	12,131
	Biogen Inc.	2.900%	9/15/20	21,115	21,343
	Bristol-Myers Squibb Co.	3.250%	11/1/23	40,790	43,208
	Cardinal Health Inc.	1.700%	3/15/18	2,585	2,577
	Cardinal Health Inc.	2.400%	11/15/19	27,350	27,499
	Cardinal Health Inc.	3.200%	3/15/23	13,035	13,209
	Cardinal Health Inc.	3.500%	11/15/24	24,705	25,286
	Cardinal Health Inc.	4.500%	11/15/44	28,805	27,820
6	Cargill Inc.	6.000%	11/27/17	25,000	26,748
6	Cargill Inc.	4.307%	5/14/21	60,532	66,153
6	Cargill Inc.	6.875%	5/1/28	19,355	24,783
6	Cargill Inc.	4.760%	11/23/45	35,615	38,295
	Catholic Health Initiatives Colorado GO	1.600%	11/1/17	2,140	2,137
	Catholic Health Initiatives Colorado GO	2.600%	8/1/18	9,745	9,891
4	Catholic Health Initiatives Colorado GO	4.350%	11/1/42	17,905	17,529
	Celgene Corp.	2.250%	5/15/19	6,565	6,576
	Celgene Corp.	3.550%	8/15/22	18,400	18,907
	Coca-Cola Co.	3.300%	9/1/21	10,075	10,745
	Coca-Cola Enterprises Inc.	3.500%	9/15/20	9,900	10,294
	Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	9,243
	Coca-Cola Femsa SAB de CV	2.375%	11/26/18	30,936	31,658
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	34,200	35,065
	Colgate-Palmolive Co.	7.600%	5/19/25	13,920	18,948
	Diageo Capital plc	2.625%	4/29/23	48,310	48,425
	Diageo Investment Corp.	2.875%	5/11/22	26,991	27,617
	Dignity Health California GO	2.637%	11/1/19	5,595	5,711
	Dignity Health California GO	3.812%	11/1/24	11,415	12,047
	Eli Lilly & Co.	3.700%	3/1/45	24,450	24,072

6 EMD Finance LLC	2.950%	3/19/22	23,660	23,426
6 EMD Finance LLC	3.250%	3/19/25	47,000	46,102
Express Scripts Holding Co.	2.250%	6/15/19	23,100	22,944
6 Forest Laboratories Inc.	4.875%	2/15/21	9,000	9,810
7 General Mills Inc.	6.390%	8/5/16	50,000	58,358
Gilead Sciences Inc.	2.550%	9/1/20	26,330	26,761
Gilead Sciences Inc.	3.700%	4/1/24	26,895	28,319
Gilead Sciences Inc.	3.500%	2/1/25	22,335	23,294
Gilead Sciences Inc.	4.500%	2/1/45	27,480	27,889
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	31,740	32,479
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	53,705
GlaxoSmithKline Capital plc	2.850%	5/8/22	28,930	29,959
6 Grupo Bimbo SAB de CV	3.875%	6/27/24	18,395	17,955
6 Imperial Tobacco Finance plc	3.750%	7/21/22	20,495	20,975
6 Japan Tobacco Inc.	2.100%	7/23/18	22,200	22,352
Johnson & Johnson	5.150%	7/15/18	14,800	16,193
Kaiser Foundation Hospitals	3.500%	4/1/22	20,786	21,587
Kaiser Foundation Hospitals	4.875%	4/1/42	14,250	15,818
Kraft Foods Group Inc.	2.250%	6/5/17	11,390	11,490
6 Kraft Heinz Foods Co.	5.000%	7/15/35	8,940	9,303
Kroger Co.	3.300%	1/15/21	16,485	17,220
Kroger Co.	3.850%	8/1/23	10,770	11,494
Kroger Co.	4.000%	2/1/24	22,290	23,674
McKesson Corp.	3.250%	3/1/16	6,650	6,651
McKesson Corp.	2.700%	12/15/22	7,710	7,538
McKesson Corp.	2.850%	3/15/23	7,620	7,468
Medtronic Inc.	1.375%	4/1/18	13,520	13,530
Medtronic Inc.	2.500%	3/15/20	34,350	35,220
Medtronic Inc.	3.150%	3/15/22	57,630	60,007
Medtronic Inc.	3.625%	3/15/24	10,350	10,901
Medtronic Inc.	3.500%	3/15/25	76,150	79,893
Medtronic Inc.	4.375%	3/15/35	10,565	10,906
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	15,150	15,330
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	11,055	10,904
Merck & Co. Inc.	2.350%	2/10/22	30,760	30,734
Merck & Co. Inc.	2.800%	5/18/23	54,775	55,858
Merck & Co. Inc.	2.750%	2/10/25	47,090	47,319
Merck & Co. Inc.	6.550%	9/15/37	10,000	13,643
Merck & Co. Inc.	4.150%	5/18/43	22,090	22,716
Molson Coors Brewing Co.	3.500%	5/1/22	16,525	16,962
Molson Coors Brewing Co.	5.000%	5/1/42	6,465	6,429
New York & Presbyterian Hospital	4.024%	8/1/45	28,410	28,243
Novartis Capital Corp.	3.400%	5/6/24	16,695	17,827
Novartis Capital Corp.	4.400%	5/6/44	25,896	27,919
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	1,950	2,063
PepsiCo Inc.	2.750%	3/1/23	29,800	30,665
PepsiCo Inc.	4.000%	3/5/42	51,391	50,831
Pfizer Inc.	3.000%	6/15/23	47,025	48,682
Philip Morris International Inc.	4.500%	3/26/20	8,250	9,100
Philip Morris International Inc.	4.125%	5/17/21	43,025	47,064
Philip Morris International Inc.	2.500%	8/22/22	21,645	21,858
Philip Morris International Inc.	2.625%	3/6/23	46,850	47,501
4 Procter & Gamble - Esop	9.360%	1/1/21	30,363	36,519
6 Roche Holdings Inc.	6.000%	3/1/19	6,326	7,155
6 Roche Holdings Inc.	2.875%	9/29/21	33,000	34,328

6 SABMiller Holdings Inc.	2.450%	1/15/17	11,400	11,501
6 SABMiller Holdings Inc.	3.750%	1/15/22	2,390	2,506
6 SABMiller Holdings Inc.	4.950%	1/15/42	4,100	4,342
Sanofi	4.000%	3/29/21	44,090	48,244
The Pepsi Bottling Group Inc.	7.000%	3/1/29	10,000	13,758
Thermo Fisher Scientific Inc.	1.850%	1/15/18	20,495	20,461
Unilever Capital Corp.	4.250%	2/10/21	95,235	105,975
Wyeth LLC	5.950%	4/1/37	25,000	30,845
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	36,925

Energy (1.8%)
6 BG Energy Capital plc	4.000%	10/15/21	5,000	5,008
BP Capital Markets plc	1.846%	5/5/17	25,000	25,007
BP Capital Markets plc	4.750%	3/10/19	27,215	28,656
BP Capital Markets plc	2.315%	2/13/20	5,855	5,717
BP Capital Markets plc	4.500%	10/1/20	16,000	16,858
BP Capital Markets plc	3.062%	3/17/22	43,130	42,200
BP Capital Markets plc	3.245%	5/6/22	35,000	34,506
BP Capital Markets plc	2.500%	11/6/22	22,000	20,512
BP Capital Markets plc	3.994%	9/26/23	16,185	16,402
BP Capital Markets plc	3.814%	2/10/24	24,500	24,228
BP Capital Markets plc	3.506%	3/17/25	50,285	48,944
Chevron Corp.	3.191%	6/24/23	49,470	49,414
ConocoPhillips	5.200%	5/15/18	80,000	82,990
ConocoPhillips	5.750%	2/1/19	7,510	7,814
ConocoPhillips	6.000%	1/15/20	3,680	3,862
ConocoPhillips Co.	2.875%	11/15/21	26,575	24,092
ConocoPhillips Co.	3.350%	11/15/24	10,520	9,294
ConocoPhillips Co.	3.350%	5/15/25	12,735	11,236
ConocoPhillips Co.	4.300%	11/15/44	60,450	48,498
Devon Energy Corp.	3.250%	5/15/22	18,600	14,322
Devon Energy Corp.	5.850%	12/15/25	38,395	33,359
Devon Energy Corp.	5.600%	7/15/41	10,015	6,820
Devon Energy Corp.	5.000%	6/15/45	21,975	14,335
Dominion Gas Holdings LLC	3.550%	11/1/23	21,445	21,720
Encana Corp.	6.500%	5/15/19	29,970	24,426
EOG Resources Inc.	5.625%	6/1/19	23,100	24,363
EOG Resources Inc.	2.625%	3/15/23	14,438	13,026
Exxon Mobil Corp.	2.222%	3/1/21	14,165	14,165
Exxon Mobil Corp.	2.726%	3/1/23	11,910	11,910
Exxon Mobil Corp.	3.043%	3/1/26	8,115	8,115
Exxon Mobil Corp.	4.114%	3/1/46	12,060	12,060
Halliburton Co.	2.700%	11/15/20	13,510	13,278
Halliburton Co.	3.375%	11/15/22	23,825	23,486
Halliburton Co.	3.500%	8/1/23	78,795	73,646
Occidental Petroleum Corp.	4.100%	2/1/21	39,240	41,351
Occidental Petroleum Corp.	2.700%	2/15/23	10,750	10,072
Phillips 66	4.875%	11/15/44	10,800	9,891
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	60,000	49,176
6 Schlumberger Holdings Corp.	3.000%	12/21/20	30,755	30,267
6 Schlumberger Investment SA	2.400%	8/1/22	23,925	22,826
Schlumberger Investment SA	3.650%	12/1/23	44,520	45,003
Shell International Finance BV	4.375%	3/25/20	28,875	30,625
Shell International Finance BV	3.250%	5/11/25	11,051	10,760
Shell International Finance BV	4.125%	5/11/35	46,100	43,012
Shell International Finance BV	5.500%	3/25/40	12,990	13,787

Shell International Finance BV	4.375%	5/11/45	83,025	77,063
Suncor Energy Inc.	3.600%	12/1/24	24,135	21,862
Suncor Energy Inc.	5.950%	12/1/34	20,700	18,027
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	30,900	28,476
Total Capital International SA	1.550%	6/28/17	44,415	44,413
Total Capital International SA	2.700%	1/25/23	36,510	34,976
Total Capital International SA	3.750%	4/10/24	41,500	42,260
Total Capital SA	2.125%	8/10/18	42,000	42,075
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	47,567
TransCanada PipeLines Ltd.	4.875%	1/15/26	47,256	48,890

Other Industrial (0.1%)
6 Hutchison Whampoa International 11 Ltd.	3.500%	1/13/17	6,145	6,245
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	26,970	28,347

Technology (0.6%)
Apple Inc.	2.850%	5/6/21	44,000	45,685
Apple Inc.	3.450%	5/6/24	39,950	42,199
Apple Inc.	3.850%	5/4/43	17,000	15,888
Apple Inc.	4.450%	5/6/44	5,075	5,183
Cisco Systems Inc.	4.450%	1/15/20	24,095	26,407
Cisco Systems Inc.	2.900%	3/4/21	13,350	13,761
EMC Corp.	1.875%	6/1/18	49,375	47,585
International Business Machines Corp.	8.375%	11/1/19	25,000	30,722
International Business Machines Corp.	3.375%	8/1/23	70,925	73,597
International Business Machines Corp.	3.625%	2/12/24	35,000	36,767
International Business Machines Corp.	5.875%	11/29/32	25,000	30,478
Microsoft Corp.	2.375%	2/12/22	24,670	25,095
Microsoft Corp.	3.625%	12/15/23	16,000	17,445
Microsoft Corp.	3.125%	11/3/25	31,615	33,141
Microsoft Corp.	3.500%	2/12/35	23,520	22,243
Microsoft Corp.	4.450%	11/3/45	14,250	15,207
Oracle Corp.	2.500%	5/15/22	46,930	46,888
Oracle Corp.	2.950%	5/15/25	13,635	13,768

Transportation (0.5%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,595	7,800
Burlington Northern Santa Fe LLC	3.000%	3/15/23	21,397	21,712
Burlington Northern Santa Fe LLC	3.850%	9/1/23	20,891	22,367
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	24,869	27,419
6 ERAC USA Finance LLC	2.750%	3/15/17	6,795	6,865
6 ERAC USA Finance LLC	2.350%	10/15/19	27,135	26,990
6 ERAC USA Finance LLC	4.500%	8/16/21	9,295	9,986
6 ERAC USA Finance LLC	3.300%	10/15/22	2,115	2,111
6 ERAC USA Finance LLC	7.000%	10/15/37	32,995	40,608
6 ERAC USA Finance LLC	5.625%	3/15/42	10,000	10,739
4 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	22,631	25,262
FedEx Corp.	2.700%	4/15/23	23,430	23,103
FedEx Corp.	4.900%	1/15/34	10,610	10,905
FedEx Corp.	3.875%	8/1/42	5,095	4,457
FedEx Corp.	4.100%	4/15/43	20,500	18,896
FedEx Corp.	5.100%	1/15/44	18,015	18,370
6 Kansas City Southern	4.950%	8/15/45	39,060	39,010
Southwest Airlines Co.	5.750%	12/15/16	32,500	33,557

4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	16,454	18,469
United Parcel Service Inc.	2.450%	10/1/22	17,950	18,328
United Parcel Service Inc.	4.875%	11/15/40	14,815	17,277
				10,476,604
Utilities (2.0%)
Electric (1.9%)
Alabama Power Co.	5.550%	2/1/17	17,650	18,299
Alabama Power Co.	5.700%	2/15/33	15,000	17,959
Alabama Power Co.	3.750%	3/1/45	24,430	23,476
Ameren Illinois Co.	6.125%	12/15/28	54,000	67,313
Berkshire Hathaway Energy Co.	6.125%	4/1/36	25,000	29,857
Commonwealth Edison Co.	4.350%	11/15/45	8,130	8,624
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	14,837
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	26,287
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	12,875
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	36,735	39,006
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	51,625	53,692
Delmarva Power & Light Co.	3.500%	11/15/23	11,816	12,496
Dominion Resources Inc.	5.200%	8/15/19	19,250	21,067
Dominion Resources Inc.	3.625%	12/1/24	29,400	29,414
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,634
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	19,621
Duke Energy Carolinas LLC	3.900%	6/15/21	50,025	54,347
Duke Energy Corp.	4.800%	12/15/45	44,700	46,522
Duke Energy Florida LLC	6.350%	9/15/37	8,000	10,508
Duke Energy Florida LLC	6.400%	6/15/38	27,055	35,904
Duke Energy Progress LLC	6.300%	4/1/38	14,705	19,430
Duke Energy Progress LLC	4.200%	8/15/45	32,825	34,373
Eversource Energy	4.500%	11/15/19	3,535	3,818
Eversource Energy	3.150%	1/15/25	5,025	4,991
Florida Power & Light Co.	5.650%	2/1/35	50,000	61,426
Florida Power & Light Co.	4.950%	6/1/35	10,000	11,592
Florida Power & Light Co.	5.650%	2/1/37	5,000	6,130
Florida Power & Light Co.	5.950%	2/1/38	39,215	50,996
Georgia Power Co.	5.400%	6/1/18	38,660	41,965
Georgia Power Co.	4.300%	3/15/42	23,145	22,830
MidAmerican Energy Co.	4.250%	5/1/46	3,925	4,132
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	64,305
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	40,345	40,382
Northern States Power Co.	6.250%	6/1/36	50,000	65,687
Pacific Gas & Electric Co.	4.250%	5/15/21	11,365	12,352
Pacific Gas & Electric Co.	3.850%	11/15/23	17,950	19,275
Pacific Gas & Electric Co.	3.750%	2/15/24	12,250	13,022
Pacific Gas & Electric Co.	5.125%	11/15/43	11,255	12,832
PacifiCorp	2.950%	6/1/23	29,675	30,281
PacifiCorp	5.900%	8/15/34	12,500	15,194
PacifiCorp	6.250%	10/15/37	36,635	47,429
Peco Energy Co.	5.350%	3/1/18	20,545	22,089
Potomac Electric Power Co.	6.500%	11/15/37	25,000	33,408
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	27,176
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,565
Sierra Pacific Power Co.	3.375%	8/15/23	34,040	35,538
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	10,479
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	41,293

	South Carolina Electric & Gas Co.	5.100%	6/1/65	23,540	25,784
	Southern California Edison Co.	2.400%	2/1/22	4,295	4,323
	Southern California Edison Co.	6.000%	1/15/34	7,695	9,705
	Southern California Edison Co.	5.550%	1/15/37	50,475	60,367
	Southern California Edison Co.	5.950%	2/1/38	40,000	50,574
	Southern California Edison Co.	3.600%	2/1/45	3,560	3,389
	Southern Co.	2.450%	9/1/18	9,395	9,509
	Virginia Electric & Power Co.	2.750%	3/15/23	34,540	34,764
	Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	21,652
	Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	57,720

	Natural Gas (0.0%)
	AGL Capital Corp.	6.375%	7/15/16	25,815	26,285
	NiSource Finance Corp.	4.800%	2/15/44	10,370	10,764

	Other Utility (0.1%)
	UGI Utilities Inc.	5.753%	9/30/16	37,590	38,353
					1,661,917
Total Corporate Bonds (Cost $18,742,531)					19,574,417
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
6	Abu Dhabi National Energy Co. PJSC	5.875%	10/27/16	41,140	42,256
6	CDP Financial Inc.	4.400%	11/25/19	40,000	43,724
[4,6] Electricite de France SA		5.625%	7/22/16	45,000	38,025
[4,6] Electricite de France SA		5.250%	7/29/16	22,485	19,450
6	Electricite de France SA	4.600%	1/27/20	50,000	54,587
6	Electricite de France SA	4.875%	1/22/44	1,775	1,737
6	Electricite de France SA	4.950%	10/13/45	15,100	15,084
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	40,000	51,434
	Korea Development Bank	2.875%	8/22/18	37,605	38,636
	Korea Development Bank	2.500%	3/11/20	78,800	80,575
6	Petroleos Mexicanos	5.500%	2/4/19	13,315	13,658
	Province of Ontario	4.000%	10/7/19	56,415	61,052
	Province of Ontario	4.400%	4/14/20	50,000	55,330
6	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	62,500	62,046
6	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	62,500	61,244
6	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	51,455	52,341
	Statoil ASA	2.250%	11/8/19	22,515	22,298
	Statoil ASA	2.900%	11/8/20	57,210	56,971
	Statoil ASA	2.750%	11/10/21	32,860	32,407
	Statoil ASA	2.450%	1/17/23	15,017	14,115
	Statoil ASA	2.650%	1/15/24	14,000	13,088
	Statoil ASA	3.700%	3/1/24	25,320	25,428
	Statoil ASA	3.250%	11/10/24	29,975	29,114
6	Temasek Financial I Ltd.	2.375%	1/23/23	45,150	45,484
	United Mexican States	3.500%	1/21/21	13,956	14,376
	United Mexican States	3.600%	1/30/25	12,000	11,938
Total Sovereign Bonds (Cost $932,256)					956,398
Taxable Municipal Bonds (1.9%)
	Atlanta GA Downtown Development Authority
	Revenue	6.875%	2/1/21	6,695	7,452
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	56,227

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	27,735	39,682
California GO	5.700%	11/1/21	16,840	20,019
California GO	7.550%	4/1/39	43,215	64,396
California GO	7.300%	10/1/39	11,800	16,793
California GO	7.625%	3/1/40	3,510	5,216
California GO	7.600%	11/1/40	34,800	52,937
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	10,352
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	25,680	29,250
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	11,754
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	15,230	18,081
Chicago Transit Authority	6.899%	12/1/40	27,070	32,138
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	41,266
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	42,555	51,808
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	40,435	50,202
Houston TX GO	6.290%	3/1/32	23,740	29,478
Illinois GO	5.100%	6/1/33	61,950	57,693
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	37,932
Kansas Development Finance Authority
Revenue	4.927%	4/15/45	18,925	19,708
8 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	58,878
Los Angeles CA Community College District
GO	6.750%	8/1/49	13,625	19,848
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	68,928
Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue	6.250%	5/15/43	19,000	25,084
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	27,950
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	27,939
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	52,056
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	5,721
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	2,030	2,265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	16,995	22,765
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	4,000	5,478
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	10,860	16,426
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,085	21,135
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	87,665
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	25,930	34,079
Oregon GO	5.902%	8/1/38	19,510	24,752
8 Oregon School Boards Association GO	5.528%	6/30/28	50,000	59,438

Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	15,875
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	13,242
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	53,000	53,179
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	21,985	23,479
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	15,755
Stanford University	6.875%	2/1/24	34,745	44,991
Stanford University	7.650%	6/15/26	29,000	40,391
University of California	3.931%	5/15/45	22,370	22,521
University of California Regents General
Revenue	4.601%	5/15/31	21,975	24,474
University of California Regents Medical
Center Revenue	6.548%	5/15/48	18,650	25,103
University of California Regents Medical
Center Revenue	6.583%	5/15/49	31,110	41,933
University of California Revenue	5.770%	5/15/43	24,325	30,801
University of California Revenue	4.765%	5/15/44	5,980	6,238
Total Taxable Municipal Bonds (Cost $1,331,112)				1,570,773
			Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.0%)
[9,10] Vanguard Market Liquidity Fund	0.475%		621,300	621

			Face
			Amount
			($000)
Repurchase Agreements (0.2%)
Bank of America Securities, LLC
(Dated 2/29/16, Repurchase Value
$25,700,000 collateralized by Federal
National Mortgage Assn. 2.110%, 9/1/43,
with a value of $26,214,000)	0.310%	3/1/16	25,700	25,700
Citigroup Global Markets Inc.
(Dated 2/29/16, Repurchase Value
$35,000,000 collateralized by U.S. Treasury
Note 1.750%, 4/30/22, with a value of
$35,700,000)	0.290%	3/1/16	35,000	35,000
HSBC Bank USA
(Dated 2/29/16, Repurchase Value
$1,100,000 collateralized by Federal
National Mortgage Assn. 3.500%, 12/1/26,
with a value of $1,124,000)	0.290%	3/1/16	1,100	1,100
RBC Capital Markets LLC
(Dated 2/29/16, Repurchase Value
$79,001,000 collateralized by Federal
Home Loan Mortgage Corp. 2.390%-
4.500%, 3/1/40-3/1/46, Federal National
Mortgage Assn. 2.011%-4.865%, 9/1/33-
2/1/46, with a value of $80,580,000)	0.300%	3/1/16	79,000	79,000

TD Securities (USA) LLC
(Dated 2/29/16, Repurchase Value
$31,400,000 collateralized by Federal
National Mortgage Assn. 3.500%, 1/1/35-
6/1/42, with a value of $32,028,000)	0.300%	3/1/16	31,400	31,400
				172,200
Total Temporary Cash Investments (Cost $172,821)				172,821
Total Investments (99.2%) (Cost $69,461,457)				83,165,005
Other Assets and Liabilities-Net (0.8%)[9,11]				664,542
Net Assets (100%)				83,829,547

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $582,000.
1 Securities with a value of $713,000 have been segregated as collateral for open over-the-counter swap contracts.
2 Securities with a value of $1,621,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $4,263,483,000, representing 5.1% of net assets.
7 Adjustable-rate security.
8 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
9 Includes $621,000 of collateral received for securities on loan.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
11 Cash of $2,806,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies

Wellington Fund

(for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements

Wellington Fund

with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	51,138,100	3,145,526	—
U.S. Government and Agency Obligations	—	5,207,808	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,399,162	—
Corporate Bonds	—	19,528,167	46,250
Sovereign Bonds	—	956,398	—
Taxable Municipal Bonds	—	1,570,773	—
Temporary Cash Investments	621	172,200	—
Futures Contracts—Liabilities[1]	(557)	—	—
Swap Contracts—Liabilities	—	(96)	—
Total	51,138,164	31,979,938	46,250
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Wellington Fund

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2016	(3,464)	(419,090)	1,460
10-Year U.S. Treasury Note	June 2016	(1,456)	(190,031)	70
				1,530

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

H. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the

Wellington Fund

master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

At February 29, 2016, the fund had the following open credit default swap contracts:

Credit Default Swaps
				Remaining
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty	($000)	($000)	(%)	($000)
Credit Protection Purchased
General Mills Inc.	3/20/18	DBAG	25,000	370	(1.000)	(96)
DBAG—Deutsche Bank AG.

I. At February 29, 2016, the cost of investment securities for tax purposes was $69,561,926,000. Net unrealized appreciation of investment securities for tax purposes was $13,603,079,000, consisting of unrealized gains of $15,967,178,000 on securities that had risen in value since their purchase and $2,364,099,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD WELLINGTON FUND
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.